PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (571,513)	R$ (1,003,035)
Distribution of reserves	(88,452)	(39,568)
Balance at the end of the year	(603,639)	(571,513)
Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(4,043,954)	(4,154,533)
Benefits paid	(269,614)	(254,727)
Participants contributions paid	233	182
Sponsor contributions paid	1,349	1,615
Interest income on plan assets	(441,134)	(363,224)
Return on plan assets excluding interest income	(311,417)	(181,305)
Distribution of reserves	87,290	39,568
Balance at the end of the year	(3,818,349)	(4,043,954)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	91,892	(5,971)
Distribution of reserves	(87,290)	(39,568)
Balance at the end of the year	117,397	91,892
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(3,158,617)	(3,233,947)
Benefits paid	(195,914)	(188,315)
Participants contributions paid	233	182
Sponsor contributions paid	1,297	1,566
Interest income on plan assets	(347,122)	(282,696)
Return on plan assets excluding interest income	(252,351)	(131,891)
Distribution of reserves	87,290	39,568
Balance at the end of the year	(2,971,714)	(3,158,617)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(663,405)	(997,064)
Benefits paid	87,101
Participants contributions paid	0
Interest income on plan assets	(164,466)
Distribution of reserves	(1,162)	0
Balance at the end of the year	(721,036)	(663,405)
Post-retirement health plans | Plan assets [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(885,337)	(920,586)
Benefits paid	(73,700)	(66,412)
Participants contributions paid	0	0
Sponsor contributions paid	52	49
Interest income on plan assets	(94,012)	(80,528)
Return on plan assets excluding interest income	(59,066)	(49,414)
Distribution of reserves	0	0
Balance at the end of the year	R$ (846,635)	R$ (885,337)